CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY In Thousands, except Share data, unless otherwise specified	Ordinary Shares CNY	Additional Paid in Capital CNY	Retained Earnings CNY	Accumulated Other Comprehensive Loss CNY	Total USD ($)	Total CNY
Balance at Dec. 31, 2011	741	702,995	82,432	(8,264)		777,904
Balance (in shares) at Dec. 31, 2011	103,844,239
Increase (Decrease) in Shareholders' Equity
Net income			75,636			75,636
Issuance of ordinary shares upon exercise of options and vesting of restricted shares	4	946				950
Issuance of ordinary shares upon exercise of options and vesting of restricted shares (in shares)	560,592
Share-based compensation		15,700				15,700
Foreign currency translation adjustments				(62)		(62)
Balance at Dec. 31, 2012	745	719,641	158,068	(8,326)		870,128
Balance (in shares) at Dec. 31, 2012	104,404,831
Increase (Decrease) in Shareholders' Equity
Net income			39,550			39,550
Issuance of ordinary shares upon exercise of options and vesting of restricted shares	11	7,684				7,695
Issuance of ordinary shares upon exercise of options and vesting of restricted shares (in shares)	1,891,843
Share-based compensation		15,894				15,894
Foreign currency translation adjustments				(810)		(810)
Balance at Dec. 31, 2013	756	743,219	197,618	(9,136)		932,457
Balance (in shares) at Dec. 31, 2013	106,296,674					106,296,674
Increase (Decrease) in Shareholders' Equity
Net income			37,954		6,117	37,954
Issuance of ordinary shares upon exercise of options and vesting of restricted shares	7	2,933				2,940
Issuance of ordinary shares upon exercise of options and vesting of restricted shares (in shares)	1,055,742
Share-based compensation		20,685				20,685
Foreign currency translation adjustments				127	20	127
Balance at Dec. 31, 2014	763	766,837	235,572	(9,009)	$ 160,229	994,163
Balance (in shares) at Dec. 31, 2014	107,352,416				107,352,416